Equity (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Jan. 16, 2024 EUR (€) shares	Jan. 16, 2024 ₪ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares shares	Feb. 23, 2021 EUR (€)	Feb. 23, 2021 ILS (₪)
Equity [Line Items]
Aggregate principal amount | ₪			₪ 353,000
Liabilities (in Euro)	€ 547,972	$ 570,420				€ 487,753
Ordinary Shares [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares					₪ 80
Ordinary share issued				1,020,000
Net of treasury shares	258,046	258,046	258,046
Options to purchase								3,290
Private Placement Undertaking [Member] | Ordinary Shares [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares							₪ 10
Private Placement Undertaking [Member] | Ordinary Shares [Member] | Investors [Member]
Equity [Line Items]
Ordinary share authorized	170,000,000	170,000,000	170,000,000			170,000,000		170,000,000
Price per share (in New Shekels per share) | ₪ / shares			₪ 10					₪ 10
Ordinary share issued	12,852,585	12,852,585	12,852,585			12,852,585		12,852,585
Ordinary share oustanding	12,852,585	12,852,585	12,852,585			12,852,585		12,852,585
Series D Convertible Debentures [Member]
Equity [Line Items]
Aggregate principal amount									€ 16,956	₪ 62,000
Liabilities (in Euro) | €	€ 36
Series C Debentures [Member]
Equity [Line Items]
Aggregate principal amount | €				€ 41,000
Liabilities (in Euro) | €	€ 1,410
Series C Debentures [Member] | Ordinary Shares [Member]
Equity [Line Items]
Price per share (in New Shekels per share) | ₪ / shares					₪ 170,000,000
Proceeds from private placement (in Euro) | €				€ 2,449
Series One Options [Member] | Ordinary Shares [Member]
Equity [Line Items]
Warrants				1,020,000